Acquisitions (Schedule of Proforma Information) (Detail) (Marcellus Joint Venture, USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Marcellus Joint Venture
Business Acquisition [Line Items]
Revenue	$ 34,935
Net income	29,467
Pro forma net revenues	102,402	30,172	179,281
Pro forma net income (loss)	$ (69,018)	$ (7,762)	$ (30,509)
Pro forma loss per share (basic)	$ (0.54)	$ (0.08)
Pro forma loss per share (diluted)	$ (0.54)	$ (0.08)